UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21691

Adirondack Funds

(Exact name of registrant as specified in charter)

2390 Western Avenue, Guilderland, NY  12084

 (Address of principal executive offices)

(Zip code)

Gregory A. Roeder, Adirondack Research and Management, Inc.

2390 Western Avenue, Guilderland, NY  12084

 (Name and address of agent for service)

Copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant's telephone number, including area code: (518) 690-0470

Date of fiscal year end: March 31

Date of reporting period: December 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	The Adirondack Small Cap Fund
	Schedule of Investments
	December 31, 2011 (Unaudited)

Shares		Value

COMMON STOCK - 91.11%

Accident & Health Insurance - 1.63%
196,371	CNO Financial Group, Inc. *	$ 1,239,101

Agriculture Production - Crops - 1.91%
61,700	Dole Food Company, Inc. *	533,705
36,674	Fresh Del Monte Produce, Inc. (Caymen Islands)	917,217
		1,450,922
Agriculture Production-Livestock & Animal Specialties - 1.82%
37,878	Cal-Maine Foods, Inc.	1,385,198

Ball & Roller Bearings - 1.11%
141,062	NN, Inc. *	846,372

Biotechnology Research & Products - 2.07%
154,357	Trinity Biotech Plc. (Ireland)	1,571,354

Bottled & Canned Soft Drinks Carbonated Waters - 2.28%
29,583	Coca-Cola Bottling Co.	1,732,085

Business Services, NEC - 1.45%
28,346	Keynote Systems, Inc.	582,227
137,632	Spark Network, Inc. *	523,001
		1,105,228
Calculating & Accounting Machines (No Electronic Computers) - 1.25%
57,891	NCR Corp. *	952,886

Cogeneration Services & Small Power Producers - 1.17%
64,900	Covanta Holding Corp.	888,481

Commercial Banks - 2.15%
108,143	FirstMerit Corp.	1,636,204

Commercial Physical & Biological Research - 1.19%
309,953	Albany Molecular Research, Inc. *	908,162

Computer Communications Equipment - 0.81%
25,678	Steel Excel, Inc.	616,272

Computer Peripheral Equipment, NEC - 1.33%
194,500	Brocade Communications Systems, Inc. *	1,009,455

Computer Processing & Data Preparation - 0.64%
340,414	Ipass, Inc. *	483,388

Computer Programming, Data Processing Etc. - 0.42%
452,545	Autobytel, Inc. *	316,782

Computer Programming Services - 0.74%
68,000	Compuware Corp. *	565,760

Construction Special Trade Contractors - 0.88%
70,882	Matrix Service Co. *	669,126

Contain & Package-Metal & Glass - 0.47%
10,601	Crown Holdings, Inc. *	355,982

Electric Services - 3.56%
244,677	GenOn Energy, Inc. *	638,607
33,966	PNM Resources, Inc.	619,200
39,200	UniSource Energy Corp.	1,447,264
		2,705,071
Electric Lighting & Wiring Equipment - 1.66%
210,044	LSI Industries, Inc.	1,260,264

Electronic Components & Accessories - 3.06%
172,441	CTS Corp.	1,586,457
264,980	Puls Electronics Corp.	741,944
		2,328,401
Fabricated Plate Work (Boiler Shops) - 0.24%
7,689	Global Power Equipment Group, Inc. *	182,614

Finance Services - 1.76%
59,200	Broadridge Financial Solutions, Inc.	1,334,960

Fire, Marine & Casualty Insurance - 4.96%
37,758	Endurance Specialty Holdings Ltd. (Bermuda)	1,444,244
53,200	Montpelier Re Holdings, Ltd. (Bermuda)	944,300
77,903	Selective Insurance Group, Inc.	1,381,220
		3,769,764
Food & Kindred Products - 3.26%
57,500	Sara Lee Corp.	1,087,900
260,017	Smart Balance, Inc. *	1,393,691
		2,481,591
Gold & Silver Ores - 0.68%
21,400	Coeur D'Alene Mines Corp. *	516,596

Home Health Care - 1.21%
1,529,918	Hooper Holmes, Inc. *	917,951

Investment Advice - 0.63%
76,168	Janus Capital Group, Inc.	480,620

Leisure Time - 1.65%
226,939	Callaway Golf Corp.	1,254,973

Life Insurance - 4.86%
215,300	Genworth Financial, Inc. Class-A	1,410,215
574,364	Phoenix Companies, Inc. *	964,932
131,831	Presidential Life Corp.	1,316,992
		3,692,139
Medical & Dental Instruments & Supply - 4.49%
176,502	Cryolife, Inc. *	847,210
53,651	Owens & Minor, Inc.	1,490,961
96,693	Vascular Solutions, Inc. *	1,076,193
		3,414,364
Miscellaneous Electrical Machinery, Equipment & Supplies - 0.51%
146,395	Exide Technologies *	385,019

Operative Builders - 0.51%
22,088	MDC Holdings, Inc.	389,411

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 0.97%
44,500	Wright Medical Group, Inc. *	734,250

Paper Mills - 0.65%
33,825	AbitiBibowater, Inc. *	492,154

Pharmaceutical Preparations - 2.65%
20,500	Endo Pharmaceuticals Holdings, Inc. *	707,865
115,745	Prestige Brands Holdings, Inc. *	1,304,446
		2,012,311
Plastics Products, NEC - 1.39%
85,908	Myers Industries, Inc.	1,060,105

Printed Circuit Boards - 2.99%
41,710	Benchmark Electronics, Inc. *	561,834
126,577	DDI Corp.	1,180,963
56,700	Sanmina-Sci Corp. *	527,877
		2,270,674
Production Technology Equipment - 0.87%
45,896	Electro Scientific Industries, Inc. *	664,574

Publishing-Newspapers - 2.02%
348,656	Journal Communications, Inc. Class-A *	1,534,086

Radio & TV Broadcasting & Communications Equipment - 0.57%
61,407	SeaChange International, Inc. *	431,691

Refuse System - 0.86%
102,273	Casella Waste Systems, Inc. Class-A *	654,547

Retail-Grocery Stores - 2.72%
220,673	Winn-Dixie Stores, Inc. *	2,069,913

Retail-Stores, NEC - 2.63%
303,499	Christopher & Banks Corp.	710,187
30,200	IAC/Interactive Corp.	1,286,520
		1,996,707
Savings Institution, Federally Chartered - 1.55%
139,838	Brookline Bancorp, Inc.	1,180,233

Security Brokers, Dealers & Flotation Companies - 5.61%
407,703	Cowen Group, Inc. Class-A*	1,055,951
321,503	GFI Group, Inc.	1,324,592
159,600	Knight Capital Group, Inc. Class-A *	1,886,472
		4,267,015
Semiconductors & Related Devices - 1.83%
153,891	AXT, Inc. *	641,725
154,675	Triquint Semiconductor, Inc. *	753,267
		1,394,992
Services-Computer Programming Services - 0.12%
11,672	RealNetworks, Inc.	87,540

Services-Motion Picture & Video Tape Production - 0.66%
154,495	Gaiam, Inc. Class-A *	500,564

Services-Prepackaged Software - 1.80%
79,685	Rosetta Stone, Inc. *	607,997
95,976	Saba Software, Inc. *	757,250
		1,365,247
Surety Insurance - 1.59%
92,000	Assured Guaranty Ltd. (Bermuda)	1,208,880

Telephone & Telegraph Apparatus - 1.77%
333,245	Tellabs, Inc.	1,346,310

Title Insurance - 1.27%
83,916	Stewart Information Services Corp.	969,230

Water, Sewer, Pipeline, Comm & Power Line Construction - 0.23%
9,045	MYR Group, Inc. *	173,121

TOTAL FOR COMMON STOCKS (Cost $68,296,737) - 91.11%		69,260,640

CORPORATE BONDS - 2.86%
33,100	Delphi Financial Group 7.376% 05/01/2067	798,372
45,314	Phoenix Companies Quibs 7.450% 11/15/2032	874,560
21,959	Pulte Homes, Inc. 7.375% 06/01/2046	503,959
.
TOTAL FOR CORPORATE BONDS (Cost $1,900,711) - 2.86%		2,176,891

SHORT-TERM INVESTMENTS - 6.16%
4,683,884	Huntington U.S. Treasury Money Market IV (Cost $4,683,884) 0.01% **	4,683,884

TOTAL INVESTMENTS (Cost $74,881,332) - 100.13%		76,121,415

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.13%)		(99,000)

NET ASSETS - 100.00%		$ 76,022,415

* Non-income producing securities during the period
** Variable rate security; the coupon rate shown represents the yield at December 31, 2011.

NOTES TO FINANCIAL STATEMENTS
Adirondack Small Cap Fund
1. SECURITY TRANSACTIONS
At December 31, 2011 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $74,881,332 amounted to $1,240,082, which consisted of aggregate gross unrealized appreciation of
$8,197,541 and aggregate gross unrealized depreciation of $6,957,459.

2. SECURITY VALUATION

Equity securities generally are valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by a pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by a pricing service at its last bid price.  When market quotations are not readily available from a pricing service, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, when restricted or illiquid securities are being valued, or when an event occurs after the close of trading (but prior to the time the NAV is calculated) that materially affects fair value, such securities are fair valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Fixed income securities generally are valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The topic also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of  inputs  to  the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2011:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$69,260,640	$0	$0	$69,260,640
Exchange Traded Funds	$0	$0	$0	$0
Corporate Bonds	$2,176,891	$0	$0	$2,176,891
Cash Equivalents	$4,683,884	$0	$0	$4,683,884
Total	$76,121,415	$0	$0	$76,121,415

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Adirondack Funds

By /s/Gregory A. Roeder

*Gregory A. Roeder

President and Chief Compliance Officer

Date February 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Gregory A. Roeder

*Gregory A. Roeder

President and Chief Compliance Officer

Date February 27, 2012

By /s/Matthew Reiner

*Matthew Reiner

Treasurer and Principal Financial Officer

Date February 27, 2012

* Print the name and title of each signing officer under his or her signature.